Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Beginning Balance	$ 41,667	$ 81,713	$ 59,953
Charge-offs	(55,613)	(117,812)	(80,802)
Recoveries	2,604	3,113	1,044
Net charge-offs	(53,009)	(114,699)	(79,758)
Provision for loan losses	57,215	74,266	101,518
Reserves transferred		387
Ending Balance	45,873	41,667	81,713
Ending balance: individually evaluated for impairment	1,049	5,490
Ending balance: collectively evaluated for impairment	44,824	36,177
Financing Receivables:
Ending balance	2,276,160	2,291,122
Ending balance: individually evaluated for impairment	82,442	106,130
Ending balance: collectively evaluated for impairment	2,193,718	2,184,992
Residential Real Estate [Member]
Allowance for loan losses:
Beginning Balance	903	661
Charge-offs	(249)	(1,064)
Recoveries	14	43
Net charge-offs	(235)	(1,021)
Provision for loan losses	2,665	1,263
Ending Balance	3,333	903
Ending balance: individually evaluated for impairment	98	14
Ending balance: collectively evaluated for impairment	3,235	889
Financing Receivables:
Ending balance	273,413	100,438
Ending balance: individually evaluated for impairment	5,612	2,522
Ending balance: collectively evaluated for impairment	267,801	97,916
Commercial and industrial [Member]
Allowance for loan losses:
Beginning Balance	34,227	76,759
Charge-offs	(51,265)	(112,108)
Recoveries	1,950	2,459
Net charge-offs	(49,315)	(109,649)
Provision for loan losses	48,285	67,117
Ending Balance	33,197	34,227
Ending balance: individually evaluated for impairment	951	5,429
Ending balance: collectively evaluated for impairment	32,246	28,798
Financing Receivables:
Ending balance	1,725,567	1,878,026
Ending balance: individually evaluated for impairment	71,443	98,916
Ending balance: collectively evaluated for impairment	1,654,124	1,779,110
Home Equity [Member]
Allowance for loan losses:
Beginning Balance	2,566	2,883
Charge-offs	(2,489)	(3,337)
Recoveries	450	88
Net charge-offs	(2,039)	(3,249)
Provision for loan losses	2,207	2,932
Ending Balance	2,734	2,566
Ending balance: collectively evaluated for impairment	2,734	2,566
Financing Receivables:
Ending balance	238,562	265,987
Ending balance: individually evaluated for impairment	4,756	4,595
Ending balance: collectively evaluated for impairment	233,806	261,392
Other [Member]
Allowance for loan losses:
Beginning Balance	3,971	1,410
Charge-offs	(1,610)	(1,303)
Recoveries	190	523
Net charge-offs	(1,420)	(780)
Provision for loan losses	4,058	2,954
Reserves transferred		387
Ending Balance	6,609	3,971
Ending balance: individually evaluated for impairment		47
Ending balance: collectively evaluated for impairment	6,609	3,924
Financing Receivables:
Ending balance	38,618	46,671
Ending balance: individually evaluated for impairment	631	97
Ending balance: collectively evaluated for impairment	$ 37,987	$ 46,574